Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017
Commitments And Contingencies Disclosure [Abstract]
Cost incurred inception to date on installation and on-going monitoring of wells	$ 584,000
Environmental	$ 1,291,000	$ 1,308,000